Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2014
Goodwill and other intangible assets

14. Goodwill and other intangible assets

The Goodwill arising from a business combination is tested on an annual basis for impairment. There were no changes in the carrying amount of goodwill of Rs. 74,937.9 million for the year ended March 31, 2013 and the year ended March 31, 2014. The entire amount of goodwill was allocated to the retail business. The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by class of intangible assets as of March 31, 2013 and March 31, 2014:

	As of March 31, 2013						As of March 31, 2014
	Gross carrying amount		Accumulated amortization		Net carrying amount		Gross carrying amount		Accumulated amortization		Net carrying amount		Net carrying amount
							(In millions)
Branch network	Rs.	8,335.0	Rs.	6,744.5	Rs.	1,590.5	Rs.	8,335.0	Rs.	8,133.0	Rs.	202.0	US$	3.4
Customer list		2,710.0		2,710.0		0		2,710.0		2,710.0		0		0
Core deposit		4,414.0		4,288.0		126.0		4,414.0		4,414.0		0		0
Favorable leases		543.0		490.0		53.0		543.0		514.0		29.0		0.5

Total	Rs.	16,002.0	Rs.	14,232.5	Rs.	1,769.5	Rs.	16,002.0	Rs.	15,771.0	Rs.	231.0	US$	3.9

Branch network intangible represents the benefit that the Bank received through the acquisition of a ready branch network from Centurion Bank of Punjab Limited (“CBoP”) as opposed to having to build a new one. The fair value attributable to the branch network intangible is the difference in the present values of the earnings (net of costs) that the Bank would have generated if the Bank had set up its own branches/ATMs (the “Hypothetical New Branch Network Earnings”) and the earnings (net of costs) that were generated because of the acquisition of CBoP (the “CBoP Branch Network Earnings”). Similar streams of revenues and operating costs (and therefore profits) from CBoP’s existing customer base and loan portfolio (includes net interest income, fees and commission) have been considered in determining the values of the Hypothetical New Branch Network Earnings and the CBoP Branch Network Earnings. Other assets including intangibles such as customer list, core deposits, loans, premises and equipment have been considered as assets of Hypothetical New Branch Network Earnings and the CBoP Branch Network Earnings and the value of these assets have been included in both of the networks. The aforesaid present values to compute the said intangible assets was intended to capture the advantages that the Bank received through the acquisition of a ready branch network from CBoP (as opposed to having to build a new one) in terms of time and of avoiding the administrative process required to obtaining branch licenses from the Reserve Bank of India (RBI). The Bank calculated the value of the customer list intangible through the cost approach by considering the estimated direct unit costs to source these customers multiplied by the number of customers. The Bank used the cost savings approach, i.e. the difference between the estimated cost of funds on deposit (interest cost and net maintenance costs) and the estimated cost of an equal amount of funds from an alternative source to calculate the core deposit intangible. The valuation of favorable leases intangibles was based on the cost saving to the Bank and future economic benefit until the lease expiry.

The aggregate amortization charged for the years ended March 31, 2012, March 31, 2013 and March 31, 2014 was Rs. 2,328.9 million, Rs. 2,304.5 million and Rs. 1,538.5 million (US$ 25.6 million), respectively.

The estimated amortization expense for intangible assets for each of the five succeeding fiscal years is given in the table below:

	As of March 31,
	2014	2014
	(In millions)
To be amortized during the twelve months ending March 31:
2015	Rs. 219.0	US$	3.7
2016	7.0		0.1
2017	3.0		0.1
2018	1.0		0
2019	1.0		0